As filed with the Securities and Exchange Commission on January 9, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21169

           NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
           Neuberger Berman New York Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

[NEUBERGER BERMAN LOGO]
A LEHMAN BROTHERS COMPANY

ANNUAL REPORT
OCTOBER 31, 2003


NEUBERGER BERMAN
INTERMEDIATE
MUNICIPAL
CLOSED-END FUNDS


CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
INTERMEDIATE MUNICIPAL FUND INC.
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

                                               NEUBERGER BERMAN OCTOBER 31, 2003

CHAIRMAN'S LETTER

Dear Fellow Shareholder,

I am pleased to present to you this annual report of the Neuberger Berman Municipal Closed-End Funds, for the period ending October 31, 2003. The report includes a listing of the Fund's investments and its financial statements for the reporting period.

Each Fund's investment objective is to provide current income exempt from regular federal income tax and, for each state-specific Fund, current income exempt from that state's income taxes.

We invest in intermediate-term municipal bonds (maturities between three and eight years) because our experience and research indicates strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds--with less volatility and risk.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior tax-exempt current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,

/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
NEUBERGER BERMAN INTERMEDIATE
MUNICIPAL CLOSED-END FUNDS

"Neuberger Berman" and the Neuberger Berman logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this shareholder report are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2003 Neuberger Berman Management Inc. All rights reserved.

CONTENTS

THE FUNDS

CHAIRMAN'S LETTER                                         1

PORTFOLIO COMMENTARIES/
PERFORMANCE HIGHLIGHTS
Intermediate Municipal Fund Inc.                          2
California Intermediate Municipal Fund Inc.               3
New York Intermediate Municipal Fund Inc.                 3

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.               5
Intermediate Municipal Fund Inc.                          9
New York Intermediate Municipal Fund Inc.                15

FINANCIAL STATEMENTS                                     20

FINANCIAL HIGHLIGHTS
PER SHARE DATA
California Intermediate Municipal Fund Inc.              30
Intermediate Municipal Fund Inc.                         31
New York Intermediate Municipal Fund Inc.                32

REPORT OF INDEPENDENT AUDITORS                           34

DIVIDEND REINVESTMENT PLAN                               35

DIRECTORY                                                37

DIRECTORS AND OFFICERS                                   38

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS PORTFOLIO COMMENTARIES

In their first year of operation, the Neuberger Berman Intermediate Municipal closed-end funds achieved our objective of providing shareholders with stability and income through investing in high-quality municipal securities portfolios. In addition, we are pleased to report that on a Net Asset Value basis, all three of Neuberger Berman's Intermediate Municipal closed-end funds outperformed their Lehman 10-Year Municipal Bond Index benchmark in fiscal 2003.

In the second half of fiscal 2003, record new issuance, accompanied by softening demand, resulting in part from investors moving back into the rallying stock market, put downward pressure on municipal securities prices. Also, like the Federal government, states and municipalities are confronted by declining tax revenues and rising deficits, spawning investor concern regarding credit quality. General Obligation bonds (GOs) came under pressure. New York and California GOs were among the bigger casualties as huge state budget deficits made headline news. Essential service (electric, water, and sewer) revenue bonds, which are secured by revenues from essential service projects, outperformed GOs.

In this unsettled environment, we have had to be quite nimble in all facets of our investment strategy, altering portfolio weighted average maturity (WAM) and duration in response to interest rate swings; shifting sector allocation to sidestep problem areas and take advantage of evolving opportunities; and most importantly, diligently evaluating credit quality. As the Funds' relative performance indicates, we did a good job on all fronts.

Coming off a four-year bull market, bonds may be ready to take a breather. With the economy gaining momentum, we can probably expect higher interest rates in the year ahead. Regardless of what the fixed-income markets have in store for us in the year ahead, we believe our commitment to quality, our securities selection prowess, and our active duration management and sector allocation strategies can add value. Markets will go up and down, but we will never waver from our commitment to diligent research and "safety first" portfolio management.

INTERMEDIATE MUNICIPAL FUND INC.
(AMEX: NBH)

For the six months ended October 31, 2003, on a Net Asset Value (NAV) basis, the Intermediate Municipal Fund returned 1.61% compared to the Lehman 10-Year Municipal Bond Index's 1.46% return. For the twelve months ended on the same date, on an NAV basis, the Fund returned 6.87% versus the benchmark's 4.88%.

As of October 31, 2003, the portfolio was comprised of 74.5% revenue bonds, 23.8% general obligation bonds, and 1.7% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 12.2% of assets. At the close of the

                                                   INTERMEDIATE       CALIFORNIA INTERMEDIATE       NEW YORK INTERMEDIATE
                                                 MUNICIPAL FUND                MUNICIPAL FUND              MUNICIPAL FUND
                                         AMEX TICKER SYMBOL NBH        AMEX TICKER SYMBOL NBW      AMEX TICKER SYMBOL NBO
1 YEAR TOTAL RETURN
NAV                                                       6.87%                         6.01%                       6.35%
MARKET PRICE                                             (5.95%)                       (8.44%)                     (6.44%)

AVERAGE ANNUAL TOTAL RETURN
 (Life of Fund as of October 31, 2003)
NAV                                                       6.04%                         5.33%                       5.70%
MARKET PRICE                                             (5.40%)                       (7.68%)                     (5.85%)
INCEPTION DATE                                      09/24/2002                    09/24/2002                  09/24/2002

reporting period, the Fund's duration was 6.9 years, and the portfolio's leverage position was 37.5% of assets.

CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(AMEX: NBW)

For the six months ended October 31, 2003, on a Net Asset Value (NAV) basis, the California Intermediate Municipal Fund returned 1.18% compared to the Lehman 10-Year Municipal Bond Index's 1.46% return. For the twelve months ended on the same date, on an NAV basis, the Fund returned 6.01% versus the benchmark's 4.88%.

As of October 31, 2003, the portfolio was comprised of 87.7% revenue bonds, 10.9% general obligation bonds, and 1.4% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 13.4% of assets. At the close of the reporting period, the Fund's duration was 6.9 years, and the portfolio's leverage position was 37.7% of assets.

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(AMEX: NBO)

For the six months ended October 31, 2003, on a Net Asset Value (NAV) basis, the New York Intermediate Municipal Fund returned 2.34% compared to the Lehman 10-Year Municipal Bond Index's 1.46% return. For the twelve months ended on the same date, on an NAV basis, the Fund returned 6.35% versus the benchmark's 4.88%.

As of October 31, 2003, the portfolio was comprised of 95.0% revenue bonds, 3.6% general obligation bonds, and 1.4% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 16.5% of assets. At the close of the reporting period, the Fund's duration was 6.8 years, the portfolio's leverage position was 37.5% of assets.

Sincerely,


                            /s/ Theodore P. Giuliano
                              /s/ Thomas J. Brophy
                                /s/ Lori Canelli

                         TED GIULIANO, THOMAS BROPHY AND
                                   LORI CANELL
                              PORTFOLIO CO-MANAGERS


Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

GLOSSARY OF INDICES

              NEW YORK MUNICIPAL DEBT FUND AVERAGE:    An equally weighted average of those closed-end funds
                                                       that limit their assets to those securities that are
                                                       exempt from taxation in New York (double tax-exempt) or
                                                       a city in New York (triple tax-exempt).

              CALIFORNIA MUNICIPAL DEBT FUND INDEX:    An equally weighted index, adjusted for income
                                                       dividends and capital gain distributions, of typically
                                                       the largest 30 closed-end funds that invest at least
                                                       65% of assets in municipal debt issues that are exempt
                                                       from taxation in California.

            CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:    An equally weighted average of those closed-end funds
                                                       that invest at least 65% of assets in municipal debt
                                                       issues that are exempt from taxation in California.

       GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:    An equally weighted index, adjusted for income
                                                       dividends and capital gain distributions, of typically
                                                       the largest 30 closed-end funds that invest 65% or more
                                                       of their assets in municipal debt issues rated in the
                                                       top four credit ratings. These funds can be leveraged
                                                       via use of debt, preferred equity, and/or reverse
                                                       repurchase agreements.

     GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:    An equally weighted average of those closed-end funds
                                                       that invest 65% or more of their assets in municipal
                                                       debt issues rated in the top four credit ratings. These
                                                       funds can be leveraged via use of debt, preferred
                                                       equity, and/or reverse repurchase agreements.

Please note that indices do not take into account any fees and expenses of investing in individual securities that they track, and that investors cannot invest directly in any index or average. Data about the performance of each index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in securities not included in its respective index.

SCHEDULE OF INVESTMENTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (89.5%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
$   1,285 Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
          (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                              AAA     $        1,324
    1,000 California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev.,
          (Cap. East End Complex), Ser. 2002 A, 5.25%, due 12/1/16                          AAA              1,084
    1,000 Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
          6.00%, due 2/1/17                                                                 AAA              1,181
    1,905 Long Beach (CA) Bond Fin. Au. Tax Allocation Rev., (Downtown,
          North Long Beach, Poly High, & West Beach Redev. Proj.),
          Ser. 2002 A, 5.38%, due 8/1/17                                                    AAA              2,073
      500 Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                      AAA                592
    1,045 Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
          5.00%, due 7/1/17                                                                 AAA              1,106
    1,445 Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
          5.25%, due 4/1/14                                                                 AAA              1,593
    2,600 Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
          5.70%, due 7/1/17                                                                 AAA              3,003
      500 Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002,
          5.00%, due 8/1/06                                                                 AAA                541
    2,000 San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
          Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                              AAA              2,174
    2,500 San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
          5.25%, due 6/1/17                                                                 AAA              2,702
   1,000  San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.),
          Ser. 2002 J-1, 4.95%, due 12/1/22                                       Aaa       AAA              1,001++

FINANCIAL GUARANTY INSURANCE CO.
    2,550 Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
          5.25%, due 8/1/17                                                                 AAA              2,760
    1,000 Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
          5.38%, due 8/1/17                                                       Aaa       AAA              1,092
    5,000 Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.),
          Ser. 2002 A, 5.25%, due 5/15/18                                         Aaa       AAA              5,344
    1,090 Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002,
          5.13%, due 9/1/17                                                                 AAA              1,167
      535 Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
          Rev., Ser. 2002, 5.00%, due 1/1/16                                                AAA                571
      565 Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
          Rev., Ser. 2002, 5.00%, due 1/1/17                                                AAA                598
    1,045 Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                AAA              1,119
    1,210 Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                AAA              1,270
    1,290 Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
          Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                                 AAA              1,425
      575 Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                        AAA                623
    2,655 Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of Participation
          Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due 7/1/19                        Aaa       AAA              2,751
    2,000 San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D,
          5.25%, due 7/1/21                                                       Aaa       AAA              2,127
    1,500 San Francisco (CA) City & Co. Int'l. Arpt. Second Ser.
          Rev., 5.25%, due 5/1/16                                                           AAA              1,563

FINANCIAL SECURITY ASSURANCE INC.
    1,000 Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998,
          5.13%, due 6/1/16                                                                 AAA              1,073
    1,000 California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 V,
          4.60%, due 8/1/14                                                                 AAA              1,017

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   2,000 California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W,
          5.50%, due 12/1/13                                                                AAA     $        2,295
    3,000 California St. Pub. Works Board Lease Rev. (Regents of the
          Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
          5.38%, due 10/1/13                                                                AAA              3,347
    1,275 Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
          Ser. 2002 D, 5.00%, due 8/1/17                                                    AAA              1,349
      500 Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000 A,
          5.38%, due 8/1/17                                                                 AAA                548
    3,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
          5.25%, due 8/1/17                                                                 AAA              3,267
    1,000 Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
          5.25%, due 8/1/21                                                       Aaa       AAA              1,065
    5,000 San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
          (George R. Moscone Convention Ctr.), Ser. 2002,
          5.00%, due 7/1/17                                                       Aaa       AAA              5,273
    1,000 San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
          5.00%, due 3/1/11                                                                 AAA              1,072
    1,615 San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
          5.00%, due 3/1/12                                                                 AAA              1,719
    1,620 Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
          Ser. 2002 C, 5.00%, due 9/1/20                                          Aaa       AAA              1,682

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,250 Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001 A,
          5.38%, due 12/1/17                                                                AAA              1,366
    4,000 California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
          Ser. 1996 A, 5.35%, due 12/1/16                                                   AAA              4,272++
    2,835 Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
          Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                             AAA              3,033
    2,480 Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
          Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                             AAA              2,694
    3,890 Port of Oakland (CA) Ref. Rev., Ser. 2002 N,
          5.00%, due 11/1/13                                                                AAA              4,140
      750 Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O.,
          Ser. 1999, 5.13%, due 9/1/11                                                      AAA                843
    3,905 Solano Co. (CA) Cert. of Participation Rev., Ser. 2002,
          5.25%, due 11/1/17                                                                AAA              4,225
    1,000 Univ. of California Regents Rev. (Multi. Purp. Proj.),
          Ser. 2000 K, 5.00%, due 9/1/12                                                    AAA              1,072
    1,000 Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
          (Polytechnic Univ. Proj.), Ser. 2002 A, 5.25%, due 8/1/15                          A               1,076++
                                                                                                    --------------
                                                                                                            87,212
                                                                                                    --------------

TAX-EXEMPT SECURITIES--OTHER (68.8%)
      780 Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing House),
          Ser. 1999, 4.90%, due 2/15/09                                                     BBB+               819++
    3,050 Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal
          Homes Foundation), Ser. 1998, 5.13%, due 7/1/18                                   A-               2,915++
    1,000 Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.),
          Ser. 2003 C, 5.13%, due 3/1/18                                         Baa1       BBB+               983++
      900 Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                         Baa2       BBB                985++
      750 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
          Ser. 1999 B, 7.75%, due 12/1/18                                         Ba1       BBB-               812++

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   1,000 Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
          Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
          5.20%, due 5/15/33                                                      A3         A      $        1,062++
      910 California Co. (CA) Tobacco Securitization Agcy. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19              A1        A+                 871
    1,750 California Ed. Fac. Au. Ref. Rev. (Stanford Univ.),
          Ser. 2001 R, 5.00%, due 11/1/21                                         Aaa       AAA              1,814++
    2,000 California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
          Ser. 1999 A, 6.13%, due 12/1/19                                         A3                         2,166++
    1,000 California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
          Ser. 1998 B, 5.00%, due 10/1/20                                                   AAA              1,001++
    1,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23            Baa3       BBB              1,506++
    2,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
          Management, Inc. Proj.), Ser. 2002 B, 4.45%, due 7/1/27                           BBB              2,553++
    1,000 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
          Management, Inc. Proj.), Ser. 2002 C, 4.85%, due 12/1/27                          BBB              1,051++
    1,000 California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.38%, due 5/1/22                                                       A3       BBB+              1,023
    4,500 California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.75%, due 5/1/17                                                       A3       BBB+              4,911
    2,250 California St. G.O., Ser. 2002, 5.00%, due 10/1/17                      A1        A+               2,304
    1,000 California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
          Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                 Baa3      BBB-              1,035
    2,000 California Statewide CDA Cert. of Participation Rev. (Children's
          Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19                       A2        A+               2,033++
    2,000 California Statewide CDA Cert. of Participation Rev.
          (The Internext Group), Ser. 1999, 5.38%, due 4/1/17                               BBB              1,993++
    5,000 California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
          Ser. 2003 A, 6.00%, due 10/1/16                                         A3         A               5,458++
    3,000 California Statewide CDA Rev. (Kaiser Permanente),
          Ser. 2002 E, 4.70%, due 11/1/36                                         A3                         3,193++
    1,000 Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.,
          (Comm. Hosp. of Central California Proj.), Ser. 2000,
          5.50%, due 2/1/14                                                      Baa1      BBB+              1,043++
    1,020 Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
          (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                          BBB                957
    1,000 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.
          (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
          Ser. 2001, 6.00%, due 1/1/18                                                     BBB+              1,048++
    1,000 De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
          Ser. 2002, 6.00%, due 3/15/21                                           A3        BBB              1,017++
    1,210 Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac. Dist.
          Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                         BB+              1,202
    1,270 Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001A, Sub.
          Ser. A-3, 5.38%, due 7/1/20                                             Aa3                        1,332
    1,500 Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
          Ser. 2001 A, 5.25%, due 11/15/13                                       Baa2       BBB              1,565++
    1,405 North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec.
          Rev., Ser. 2003 A, 5.50%, due 1/1/14                                   Baa1      BBB+              1,516
      605 Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
          Ser. 2003, 5.00%, due 9/1/16                                                      A-                 620
      635 Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
          Ser. 2003, 5.00%, due 9/1/17                                                      A-                 646

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   2,910 Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
          Rev., Ser. 2002, 5.38%, due 5/15/33                                     A1         A      $        2,623
      440 Roseville (CA) Stone Point Comm. Fac. District No. 1 Special Tax,
          Ser. 2003, 5.70%, due 9/1/17                                                      BB+                435
      800 San Diego (CA) Cert. of Participation Rev. (Natural History
          Museum), Ser. 1998, 5.50%, due 2/1/13                                  Baa3                          741
      830 San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
          Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                          Baa2       A-                 834
      820 San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
          Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                          Baa2       A-                 826
    3,000 San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev.,
          Ser. 2001 D, 5.00%, due 4/1/17                                          Aa3       AA               3,171
    1,000 Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
          Ser. 2003, 6.13%, due 3/1/13                                                      BBB                995
    1,000 South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
          Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                                 AAA              1,063
    2,250 Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                      A1         A               1,834
      600 Univ. of California Regents Cert. of Participation Rev.
          (San Diego Campus & Sacramento Proj.), Ser. 2002 A,
          5.25%, due 1/1/18                                                       Aa2                          634
      750 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
          6.15%, due 7/15/17                                                                BB-                748
      750 Virgin Islands Pub. Fin. Au. Rev. (Virgin Island Matching Fund
          Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                      BBB                758
    1,000 Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
          5.30%, due 7/1/18                                                                 BBB                999
                                                                                                    --------------
                                                                                                            67,095
                                                                                                    --------------

          TOTAL INVESTMENTS (158.3%) (COST $153,279)                                                       154,307##

          Cash, receivables and other assets, less liabilities (2.2%)                                        2,194
          Liquidation Value of Auction Market Preferred shares [(60.5%)]                                   (59,000)
                                                                                                    --------------

          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                               $       97,501
                                                                                                    --------------

SCHEDULE OF INVESTMENTS INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
TAX-EXEMPT SECURITIES--ESCROWED IN U.S. GOVERNMENT SECURITIES (0.7%)
$   1,670 Illinois Metro. Pier & Exposition Au. Rev., Ser. 1998 A,
          5.50%, due 6/15/17                                                                AAA     $        1,910
                                                                                                    --------------

TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (75.8%)

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    1,500 California St. Pub. Works Board Lease Rev., Ser. 2002 A,
          5.25%, due 12/1/17                                                                AAA              1,617
    5,000 Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                     Aaa       AAA              5,919
    6,120 Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                       Aaa       AAA              6,633
    4,220 Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
          Ser. 2002 A, 5.38%, due 11/15/18                                                  AAA              4,576
    4,100 Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
          Ser. 2002 A, 5.63%, due 6/1/17                                                    AAA              4,493++
    1,065 Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
          5.25%, due 7/1/18                                                                 AAA              1,134
    1,125 Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
          5.25%, due 7/1/19                                                                 AAA              1,191
    3,000 Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc. Proj.),
          Ser. 2001 A, 5.50%, due 1/1/19                                                    AAA              3,116++
    5,010 New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of
          New Hampshire), Ser. 1992, 5.38%, due 7/1/17                                      AAA              5,486
    7,000 Palm Beach Co. (FL) Sch. Board Cert. of Participation,
          Ser. 2001 B, 5.38%, due 8/1/17                                                    AAA              7,623
    4,610 Thornton (CO) Cert. of Participation, Ser. 2002,
          5.38%, due 12/1/16                                                      Aaa       AAA              5,074

FINANCIAL GUARANTY INSURANCE CO.
    4,000 Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
          5.25%, due 11/15/14                                                     Aaa       AAA              4,257
    3,075 Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A,
          5.50%, due 5/1/15                                                                 AAA              3,444
    3,235 Houston (TX) Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
          5.50%, due 7/1/16                                                                 AAA              3,440
    4,355 Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
          Ser. 2003 A, 5.25%, due 6/1/16                                          Aaa       AAA              4,725
    4,935 Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
          Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                 AAA              5,358++
    2,140 Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
          Rev., Ser. 2002, 5.25%, due 12/1/17                                               AAA              2,317
    2,080 Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev.
          (Central Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                        AAA              2,284
    8,140 Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A,
          5.13%, due 1/1/18                                                       Aaa       AAA              8,657
    2,000 Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
          Ser. 1998 A, 5.38%, due 6/15/14                                                   AAA              2,146
    6,250 Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B,
          5.50%, due 9/1/16                                                                 AAA              6,673
    5,500 Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
          5.25%, due 12/1/16                                                      Aaa       AAA              6,027
    1,000 Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C,
          5.25%, due 10/1/20                                                      Aaa       AAA              1,062
    2,500 Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                         AAA              2,630

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
FINANCIAL SECURITY ASSURANCE INC.
$   3,495 Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.
          Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16                       Aaa       AAA     $        3,829
    1,100 Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001,
          5.00%, due 2/1/18                                                       Aa1                        1,155
    3,600 Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
          Ser. 2002, 5.50%, due 9/1/17                                                      AAA              3,956
    8,800 Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3),
          Ser. 2001 A, 5.50%, due 7/1/17                                          Aaa       AAA              9,607
    7,000 Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
          5.38%, due 8/15/16                                                                AAA              7,674
    2,580 Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),
          Ser. 2003 A, 5.63%, due 1/1/17                                                    AAA              2,772
    2,000 Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist.
          Number U-46 G.O., Ser. 1998, 5.35%, due 1/1/15                          Aaa                        2,192
    5,000 King & Snohomish Cos. (WA) Northshore Sch. Dist.
          Number 417 G.O., Ser. 2002, 5.50%, due 12/1/17                          Aaa       AAA              5,483
    4,260 King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
          5.38%, due 12/1/14                                                      Aaa       AAA              4,719
    3,015 Knox Co. (TN) Hlth., Ed., & Hsg. Fac. Board Hosp.
          Ref. & Imp. Rev., Ser. 2002 A, 5.50%, due 1/1/18                        Aaa       AAA              3,272++
    1,725 Maine Muni. Bond Bank Rev., Ser. 1998 C,
          5.35%, due 11/1/18                                                                AAA              1,875
    5,000 New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
          5.25%, due 12/15/15                                                               AAA              5,494
    4,665 South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B,
          5.38%, due 1/1/18                                                       Aaa       AAA              5,030
    4,200 Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002,
          5.38%, due 3/1/16                                                       Aaa       AAA              4,615
    5,395 Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A,
          5.50%, due 7/1/15                                                                 AAA              6,000
    1,370 Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
          Inc. Proj.), Ser. 1996, 6.00%, due 11/15/11                             Aaa       AAA              1,586++

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    1,465 Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
          Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002,
          5.25%, due 7/1/17                                                                 AAA              1,581
    3,000 CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
          Ser. 1997, 5.13%, due 6/1/17                                            Aaa       AAA              3,100
    5,335 Clark Co. (NV) Passenger Fac. Charge Ref. Rev.
          (Las Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A,
          5.25%, due 7/1/10                                                                 AAA              5,833
    4,575 Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,
          Ser. 2002 A, 5.13%, due 2/1/17                                          Aaa       AAA              4,960
    4,955 Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002,
          5.25%, due 3/1/17                                                                 AAA              5,328
    5,000 Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                      Aaa                        5,484
    3,000 Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.),
          Ser. 1997 A, 6.00%, due 7/1/14                                          Aaa       AAA              3,488++
    1,000 Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
          5.25%, due 1/1/18                                                       Aaa       AAA              1,069
    1,850 Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                            AAA              2,092
    5,000 Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev.,
          Ser. 2001 A, 5.30%, due 12/1/16                                                   AAA              5,213

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   2,710 Newnan (GA) Hosp. Au. Rev. Anticipation Cert.
          (Newnan Hosp. Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                 Aaa               $        2,956++
    1,910 Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
          (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19                Aaa                        2,075
    1,000 Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.),
          Ser. 2003, 5.50%, due 2/1/16                                                      AAA              1,109
    4,555 Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                               AAA              5,333
    7,205 Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                      Aaa       AAA              7,763
                                                                                                    --------------
                                                                                                           226,525
                                                                                                    --------------

TAX-EXEMPT SECURITIES--OTHER (80.8%)
    4,145 Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
          Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                         A               4,055++
    1,000 Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
          First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                        Baa3       BBB-             1,071
    2,000 Badger (WI) Tobacco Asset Securitization Corp. Tobacco
          Settlement Asset-Backed Rev., Ser. 2002, 5.50%, due 6/1/10              A1         A               1,966
    3,750 Badger (WI) Tobacco Asset Securitization Corp. Tobacco
          Settlement Asset-Backed Rev. (Boone Hosp. Ctr.), Ser. 2002,
          6.13%, due 6/1/27                                                       A1         A               3,422
    2,000 Boone Co. (MO) Hosp. Ref. Rev., Ser. 2002,
          5.05%, due 8/1/20                                                       A3                         2,021++
    2,425 Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
          Ser. 2003 A, 5.00%, due 12/1/17                                        Baa1                        2,455
    3,300 Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                         Baa2       BBB              3,610++
    1,000 Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 D, 5.40%, due 10/1/29                                        Baa2                        1,032++
    1,000 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
          Ser. 1999 B, 7.75%, due 12/1/18                                         Ba1       BBB-             1,082++
    4,000 Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
          (Dow Chemical Co. Proj.), Ser. 2002 B-2,
          4.75%, due 5/15/33                                                      A3         A               4,213++
    2,500 Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                   Aa1                        2,689
    5,000 Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle Proj.),
          Ser. 2001, 4.45%, due 1/1/32                                            A2         A               5,338++
    3,500 California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
          (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23            Baa3       BBB              3,514++
    3,460 California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.38%, due 5/1/22                                                       A3       BBB+              3,540
    2,500 California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
          5.75%, due 5/1/17                                                       A3       BBB+              2,729
    1,240 California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
          Ser. 2003 A, 6.00%, due 10/1/16                                         A3         A               1,354++
    1,500 Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
          Ser. 2002 C, 5.38%, due 12/1/16                                                   AAA              1,647
    1,000 Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O.,
          Ser. 1998, 5.13%, due 12/1/12                                           A3                         1,109
    1,765 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.
          (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
          Ser. 2001, 6.05%, due 1/1/19                                                     BBB+              1,844++
    4,210 DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
          5.25%, due 6/1/14                                                       A1        A+               4,433
    1,000 Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
          Ser. 2003, 5.25%, due 7/1/18                                            A2        A-               1,061

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   1,000 Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
          Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002,
          5.50%, due 8/15/17                                                                AAA     $        1,103
    2,000 Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D,
          7.75%, due 11/15/13                                                               AAA              2,524
    4,495 Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
          5.25%, due 6/1/13                                                                 AAA              4,877
    1,750 Ector Co. (TX) Dist. Hosp. Rev., Ser. 2002 A,
          5.63%, due 4/15/16                                                      A2        A-               1,798
    1,745 Ector Co. (TX) Dist. Hosp. Rev., Ser. 2002 A,
          5.63%, due 4/15/17                                                      A2        A-               1,785
    3,000 Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
          Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                   BB-              2,971
      825 Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc. Proj.),
          Ser. 1987, 3.00%, due 10/1/11                                           A1                           843++
    2,000 Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev.
          (Criminal Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17            Baa1                        2,053
    5,000 Golden St. (CA) Tobacco Securitization Corp. Tobacco
          Settlement Asset-Backed Rev., Ser. 2003 A-1,
          6.25%, due 6/1/33                                                       A1         A               4,405
    5,130 Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
          Ser. 2002, 4.30%, due 11/1/36                                           A2         A               5,155++
   10,000 Indiana Bond Bank Rev. (St. Revolving Fund Prog.),
          Ser. 2001 A, 5.38%, due 2/1/17                                                    AAA             10,985
    3,560 Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18                 Baa2       A-               3,824
    2,050 Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
          St. Francis), Ser. 2001, 5.35%, due 11/1/15                             Aa3        A               2,168++
    1,070 Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
          Ser. 1999, 5.25%, due 10/1/16                                                     AA               1,163
    3,000 Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
          Rev., Ser. 2001 B, 5.30%, due 6/1/25                                    A1         A               2,375
    2,000 Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
          Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                             AA               2,133++
    1,050 Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O.,
          Ser. 2000, 5.25%, due 5/1/19                                            Aa2                        1,119
    2,000 Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group.),
          Ser. 1998, 6.00%, due 11/1/23                                           Ba2                        1,906++
    2,000 Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
          Ser. 1998, 5.25%, due 7/1/16                                            Aa3       AA-              2,073++
    1,000 Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste
          Disp. Rev. (Weyerhaeuser Co. Proj.), Ser. 1994,
          6.80%, due 5/1/24                                                      Baa2       BBB              1,036++
    1,000 Maryland St. Hlth. & Higher Ed. Fac. Au. Rev.
          (Union Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                A3                         1,076++
    2,400 Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub.
          Ser. 1997 B, 5.70%, due 9/1/12                                         Baa3                        2,542**
    2,450 Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
          (Caritas Christi Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                    A+               2,301++
    2,810 Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
          (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C,
          5.75%, due 7/15/13                                                     Baa2       BBB              2,880++
    5,000 Massachusetts St. Wtr. Poll. Abatement Trust Rev.,
          Ser. 2001-7, 5.25%, due 2/1/16                                                    AAA              5,433
    5,030 Massachusetts St. Wtr. Poll. Abatement Trust Rev.
          (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19                            Aaa       AAA              5,379

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   3,085 Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
          (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                  Baa2       BBB     $        3,277++
    1,500 Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
          5.50%, due 10/15/18                                                     Aa1       AA+              1,655
    2,735 Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref. Rev.
          (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                            BBB              2,798++
    2,000 Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
          Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                AAA              2,235
      840 Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
          Ser. 2001 III, 5.05%, due 2/1/15                                                  AA                 883
    1,345 Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
          Ser. 2001 II, 5.25%, due 12/1/16                                                  AA               1,408
    5,000 Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
          (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                        A               5,004++
    3,000 Moraine (OH) Solid Waste Disp. Rev. (General Motors
          Corp. Proj.), Ser. 1994, 6.75%, due 7/1/14                              A3        BBB              3,276++
    2,500 Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
          Ser. 2001 A, 5.25%, due 11/15/13                                       Baa2       BBB              2,609++
    2,000 Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B,
          5.13%, due 4/15/17                                                      Aa2                        2,127
    1,375 New Haven (MI) Comm. Sch. G.O., Ser. 2002,
          5.25%, due 5/1/17                                                                 AAA              1,488
    6,900 New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
          Ser. 2002 C, 5.25%, due 7/1/17                                         Baa1       A-               7,208++
    4,000 New Jersey Hlth. Care Fac. Fin. Au. Rev.
          (Somerset Med. Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18               Baa2                        4,057++
    3,250 New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                 A2                         3,509
    2,580 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                    A               2,780++
    1,000 New York Convention Ctr. Operating Corp. Cert. of Participation
          (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08                      BB+                999
    3,500 New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,
          5.38%, due 3/15/20                                                                AA               3,760
    1,000 New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig. Group),
          Ser. 2000 C, 6.00%, due 7/1/26                                         Baa3                        1,010++
    1,300 New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap. Fac.),
          Ser. 1998, 5.00%, due 1/1/14                                            A3        AA-              1,366
    4,780 North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
          (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13           Aa3       AA-              4,988++
    3,760 Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),
          Ser. 1995, 5.00%, due 11/1/15                                          Baa1                        3,938++
    2,085 Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev.
          (BRCH Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                          A+               2,176++
    3,850 Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev.
          (William Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12                Aa3       AA-              4,419++
    2,260 San Antonio (TX) Cert. of Obligation G.O., Ser. 2002,
          5.00%, due 2/1/14                                                       Aa2                        2,426
    6,795 San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O.,
          Ser. 2001 B, 5.38%, due 8/15/17                                         Aaa       AAA              7,415
      740 San Diego (CA) Redev. Agcy. Sub. Parking Rev.
          (Centre City Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17             Baa2       A-                 747
    2,000 Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
          Ser. 2002 A, 5.75%, due 12/1/21                                                   A-               2,061++
    2,345 South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
          (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13              Baa2       BBB              2,472++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                    RATING ^              VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   2,000 South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
          (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23              Baa2       BBB     $        2,026++
      155 Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998,
          5.10%, due 12/1/17                                                      Aa3                          164
    2,500 St. Louis (MO) IDA Rev. (St. Louis Convention Ctr. Headquarters
          Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15                         Baa3                        2,448++
    2,540 St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar Street),
          Ser. 2002, 5.00%, due 12/1/17                                           Aa1                        2,692
      500 Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),
          Ser. 2002, 5.50%, due 9/1/12                                           Baa3                          494
    1,000 Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                      A1         A                 815
    1,085 Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp.
          Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13              Baa1                        1,117
    3,500 Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
          Ser. 1989, 4.55%, due 11/1/09                                          Baa2       BBB              3,630++
    2,950 Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
          5.38%, due 8/15/18                                                                AAA              3,206
    1,900 Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev.,
          Ser. 2002 B, 5.50%, due 4/1/12                                          A1                         2,035
    1,750 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
          6.15%, due 7/15/17                                                                BB-              1,745
    3,125 Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
          Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                       A               3,148++
    1,000 Washington St. Var. Purp. G.O., Ser. 1999 A,
          4.75%, due 7/1/17                                                       Aa1       AA+              1,017
    2,000 Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste &
          Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993,
          5.10%, due 5/1/18                                                                 BBB              2,079++
    2,780 Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
          Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                              A               2,883++
                                                                                                    --------------
                                                                                                           241,682
                                                                                                    --------------
TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (0.0%)
SOCIETE GENERALE
      100 Los Angeles (CA) Reg. Arpt. Imp. Corp. Term. Fac. Completion Rev.
          (Los Angeles Int'l. Arpt.), Ser. 1989, 0.79%, VRDN due 12/1/25                   A-1+                100++
                                                                                                    --------------

TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (0.4%)
FINANCIAL SECURITY ASSURANCE INC.
    1,300 Clark Co. (NV) Sch. Dist. G.O., Ser. 2001 B,
          0.89%, VRDN due 6/15/21                                                 P-1      A-1+              1,300
                                                                                                    --------------

          TOTAL INVESTMENTS (157.7%) (COST $465,933)                                                       471,517##

          Cash, receivables and other assets, less liabilities (2.3%)                                        6,954
          Liquidation value of Auction Market Preferred Shares [(60.0%)]                                  (179,400)
                                                                                                    --------------

          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                               $      299,071
                                                                                                    --------------

SCHEDULE OF INVESTMENTS NEW YORK INTERMEDIATE MUNICIPAL FUND INC.

PRINCIPAL AMOUNT                        SECURITY @                                   RATING ^               VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (35.5%)

AMERICAN CAPITAL ACCESS
$   1,060 Puerto Rico Ind., Tourist Ed., Med. & Env. Ctrl. Fac. Fin. Au.
          Higher Ed. Rev., (Polytechnic Univ. Proj.), Ser. 2002 A,
          5.25%, due 8/1/16                                                                  A      $        1,133++

AMERICAN MUNICIPAL BOND ASSURANCE CORP.
    2,000 Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A,
          5.50%, due 11/15/15                                                               AAA              2,243
    2,920 New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
          Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                                    AAA              2,994++
      960 New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
          Ser. 1992 A, 5.88%, due 6/15/13                                         Aaa                        1,121
    2,025 New York City (NY) Transitional Fin. Au. Ref. Rev., Ser. 2002 C,
          5.25%, due 8/1/17                                                                 AAA              2,195
    2,410 New York St. Dorm. Au. Rev. (Rochester Institute of Technology
          Proj.), Ser. 2002 A, 5.25%, due 7/1/19                                  Aaa                        2,579++
    3,000 Port Authority of NY & NJ Rev., Ser. 2002, 5.50%,
          due 12/15/12                                                                      AAA              3,332
    1,535 Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
          Ser. 2002, 5.25%, due 3/1/16                                                      AAA              1,662

FINANCIAL GUARANTY INSURANCE CO.
    3,005 Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
          5.25%, due 11/15/14                                                               AAA              3,298

FINANCIAL SECURITY ASSURANCE INC.
      500 Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A, 5.13%,
          due 12/1/16                                                             Aaa       AAA                541
    1,410 New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
          5.50%, due 2/15/13                                                                AAA              1,579

MUNICIPAL BOND INVESTORS ASSURANCE CORP.
    2,000 New York St. Dorm. Au. Insured Rev. (Long Island Jewish
          Med. Ctr.), Ser. 1998, 5.00%, due 7/1/18                                          AAA              2,060++
    1,600 New York St. Dorm. Au. Insured Rev. (The Culinary Institute of
          America), Ser. 1999, 5.38%, due 7/1/15                                            AAA              1,771++
    1,980 New York St. Dorm. Au. Rev. (New York Med. College Proj.),
          Ser. 1998, 5.00%, due 7/1/21                                            Aaa       AAA              2,039++
                                                                                                    --------------
                                                                                                            28,547
                                                                                                    --------------

TAX-EXEMPT SECURITIES--OTHER (122.3%)
    3,000 Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
          Foundation Ctr. for Med. Science Proj.), Ser. 2002 A, 6.00%,
          due 7/1/19                                                             Baa3                        3,148
      800 Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
          Ser. 2003 A, 6.75%, due 4/1/38                                         Baa2       BBB                875++
      750 Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
          Ser. 1999 B, 7.75%, due 12/1/18                                         Ba1       BBB-               812++
    1,000 Brazos (TX) River Harbor Navigation Dist. of Brazoria Co. Env.
          Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4, 5.20%,
          due 5/15/33                                                             A3         A               1,062++
    1,590 Cumberland Co. (PA) West Shore Area Au. Hosp. Rev., (Holy
          Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001,
          5.90%, due 1/1/17                                                                 BBB+             1,670++
    1,000 De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
          Ser. 2002, 6.00%, due 3/15/21                                           A3        BBB              1,017++
    1,000 Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College Proj.),
          Ser. 2003 A, 5.15%, due 7/1/17                                         Baa1                        1,031++

See Notes to Schedule of Investments

PRINCIPAL AMOUNT                        SECURITY @                                    RATING ^              VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   2,000 Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
          5.45%, due 12/1/29                                                      A1        A+      $        2,199++
      585 Kenmore Village (NY) Hsg. Au. Std. Hsg. Rev. (St. Univ. of N.Y. at
          Buffalo Std. Apt. Proj.), Ser. 1999 A, 5.40%, due 8/1/12               Baa1       AA                 644
    2,000 Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
          5.50%, due 12/1/13                                                      Aaa       AAA              2,312
    1,000 Monroe (NY) Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%,
          due 1/1/16                                                                        BBB+             1,021
      980 Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
          Foundation - Rochester Institute of Technology Proj.),
          Ser. 1999 A, 5.25%, due 4/1/19                                         Baa3                          971++
    1,000 Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996, 6.00%,
          due 3/1/13                                                              A3        AA-              1,152
    1,000 Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
          Ser. 2001 A, 5.25%, due 11/15/13                                       Baa2       BBB              1,044++
    1,000 New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                 A2         A               1,053
    1,000 New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                 A2         A               1,091
      750 New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                 A2                           810
    4,000 New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
          Ser. 2002 E-2, 5.05%, due 11/1/23                                       Aa2       AA               4,013
    1,000 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                    A               1,070++
    1,030 New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
          New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                    A               1,087++
    4,000 New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
          Ser. 2002 D, 5.25%, due 6/15/15                                         Aa2       AA               4,364
    3,000 New York City (NY) Transitional Fin. Au. Ref. Rev., Ser. 2002 B,
          5.25%, due 2/1/29                                                       Aa2                        3,281
      800 New York Convention Ctr. Operating Corp. Cert. of Participation
          (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08            Aa1                          799
    2,000 New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
          Issue), Ser. 2003 A, 5.50%, due 5/15/17                                 A3         A               2,160
    1,675 New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
          Ser. 2003 A, 5.25%, due 9/1/15                                                    AA               1,819++
    3,000 New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
          Ser. 2003, 5.75%, due 2/15/17                                                     AA-              3,332++
    1,125 New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995 A,
          5.63%, due 7/1/16                                                       A3        AA-              1,272
    1,010 New York St. Dorm. Au. Rev. (Columbia Univ. Proj.), Ser. 2001 A,
          5.25%, due 7/1/16                                                                 AAA              1,106++
    2,985 New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.),
          Ser. 2001, 5.75%, due 7/1/14                                            A3                         3,264++
    2,000 New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.),
          Ser. 2001, 5.75%, due 7/1/16                                            A3        A-               2,157++
    2,500 New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig. Group),
          Ser. 2000 B, 6.25%, due 7/1/22                                         Baa3                        2,533++
      500 New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish
          Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                             A3                           512++
    2,855 New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
          Ser. 2002, 5.25%, due 11/1/15                                           Aa1                        3,066++
    3,000 New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.),
          Ser. 2002, 4.60%, due 7/1/16                                            Aa3                        3,011
      250 New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale Hosp.
          Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                             A3        AA-                263++

PRINCIPAL AMOUNT                        SECURITY @                                    RATING ^              VALUE +
(000'S OMITTED)                                                                  MOODY'S     S&P    (000'S OMITTED)
$   5,500 New York St. Dorm. Au. St. Personal Income Tax Rev., Ser. 2003 A,
          5.38%, due 3/15/17                                                                AA      $        6,014
    1,000 New York St. Dorm. Au. Third Gen. Resolution Rev. (St. Univ. Ed.
          Fac. Issue Proj.), Ser. 2002 B, 5.25%, due 11/15/23                     A3        AA-              1,083
    5,000 New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
          Edison Co. of New York, Inc. Proj.), Ser. 2001 A, 4.70%,
          due 6/1/36                                                              A1        A+               5,046++
    2,000 New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67,
          5.70%, due 10/1/17                                                      Aa1                        2,131
    2,000 New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16            Aa2       AA-              2,182
      500 New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev.,
          Ser. 2002 C, 4.00%, due 1/1/20                                                    AA-                510
    1,325 New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
          Innovation), Ser. 1995, 6.25%, due 1/1/09                               A3        AA-              1,536
    2,000 Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
          Ser. 2001 A, 5.50%, due 11/1/16                                                   AA               2,167++
    2,500 Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev. (American
          Ref.-Fuel Co. of Niagara), Ser. 2001 C, 5.63%, due 11/15/24            Baa1       BBB              2,603++
    1,000 North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
          Ser. 2003 A, 5.50%, due 1/1/14                                         Baa1      BBB+              1,079
      970 Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
          Rev., Ser. 2002, 5.38%, due 5/15/33                                     A1         A                 874
    1,000 Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
          Ser. 2003, 6.13%, due 3/1/13                                                      BBB                995
    1,000 Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
          Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                      A1         A                 815
    3,000 Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
          Ser. 2002 B, 5.25%, due 11/15/18                                        Aa3       AA-              3,228
    1,100 Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Rev., Ser. 2001 A,
          5.00%, due 1/1/19                                                       Aa3       AA-              1,143
    2,390 TSASC, Inc. (NY) Tobacco Flexible Amortization Rev., Ser. 1999-1,
          5.70%, due 7/15/14                                                      A1         A               2,436
      500 Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
          6.15%, due 7/15/17                                                                BB-                499
      750 Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
          Ser. 1998 E, 6.00%, due 10/1/22                                                   BBB                758
    1,000 Westchester Co. (NY) IDA Continuing Care Retirement Comm.
          Rev. (Kendal on Hudson Proj.), Ser. 2003 B, 5.70%, due 1/1/34                     BB                 990++
    1,000 Yonkers (NY) Ind. Dev. Agcy. Civic Fac. Rev. (Comm. Dev.
          Properties - Yonkers, Inc.), Ser. 2001 A, 6.25%, due 2/1/16            Baa3      BBB-              1,067++
                                                                                                    --------------
                                                                                                            98,177
                                                                                                    --------------

          TOTAL INVESTMENTS (157.8%) (COST $125,182)                                                       126,724##

          Cash, receivables and other assets, less liabilities (2.3%)                                        1,812
          Liquidation value of Auction Market Preferred Shares [(60.1%)]                                   (48,250)
                                                                                                    --------------

          TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                               $       80,286
                                                                                                    --------------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds"), believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

## At October 31, 2003, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                        GROSS          GROSS             NET
(000'S OMITTED)                                                    UNREALIZED     UNREALIZED      UNREALIZED
NEUBERGER BERMAN                                         COST    APPRECIATION   DEPRECIATION    APPRECIATION
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.        $  153,279       $   2,030      $   1,002        $  1,028

INTERMEDIATE MUNICIPAL FUND INC.                      465,933           7,716          2,132           5,584

NEW YORK INTERMEDIATE MUNICIPAL FUND INC.             125,182           1,969            427           1,542

@ Municipal securities held by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 73%, and 56% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

^    Credit ratings are unaudited.

++   Security is guaranteed by the corporate or non-profit obligor.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At October 31, 2003 these securities amounted to $2,542,000 or 0.85% of net assets for Neuberger Berman Intermediate Municipal Fund Inc.

See Notes to Financial Statements

                   This page has been left blank intentionally

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                   CALIFORNIA       INTERMEDIATE           NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                         INTERMEDIATE          MUNICIPAL       INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                       MUNICIPAL FUND               FUND     MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                  $       154,307    $       471,517    $       126,724
     Cash                                                                                  10                 88                 55
     Interest receivable                                                                2,571              8,059              2,104
     Prepaid expenses and other assets                                                    227                574                187
===================================================================================================================================
TOTAL ASSETS                                                                          157,115            480,238            129,070
===================================================================================================================================
LIABILITIES
     Dividends payable--preferred shares                                                   42                126                 35
     Dividends payable--common shares                                                     424              1,372                362
     Payable to administrator (Note B)                                                     38                118                 32
     Accrued expenses and other payables                                                  110                151                105
===================================================================================================================================
TOTAL LIABILITIES                                                                         614              1,767                534
===================================================================================================================================
AUCTION MARKET PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     3,000, 8,000 and 3,000 shares authorized; 2,360,
     7,176 and 1,930 shares issued and outstanding for California,
     Intermediate and New York, respectively; $.0001 par value;
     $25,000 liquidation value per share (Note A)                                      59,000            179,400             48,250
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                         $        97,501    $       299,071    $        80,286
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                           $        96,347    $       293,853    $        79,063
     Undistributed net investment income                                                  196                391                101
     Accumulated net realized gains (losses) on investments                               (70)              (757)              (420)
     Net unrealized appreciation (depreciation) in value of investments                 1,028              5,584              1,542
===================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                         $        97,501    $       299,071    $        80,286
===================================================================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
     999,992,000 and 999,997,000 shares authorized for
     California, Intermediate and New York, respectively)                               6,792             20,705              5,575
===================================================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                  $         14.36    $         14.44    $         14.40
===================================================================================================================================
*COST OF INVESTMENTS                                                          $       153,279    $       465,933    $       125,182
===================================================================================================================================

See Notes to Financial Statements

                            NEUBERGER BERMAN FOR THE YEAR ENDED OCTOBER 31, 2003

STATEMENTS OF OPERATIONS

                                                                                   CALIFORNIA       INTERMEDIATE           NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                         INTERMEDIATE          MUNICIPAL       INTERMEDIATE
(000'S OMITTED)                                                                MUNICIPAL FUND               FUND     MUNICIPAL FUND

INVESTMENT INCOME

Interest income                                                               $         6,602    $        20,391    $         5,555
===================================================================================================================================

EXPENSES:
Investment management fee (Note B)                                                        375              1,144                307
Administration fee (Note B)                                                               450              1,373                368
Stock transfer agent fees                                                                  38                 39                 38
Auction agent fees (Note B)                                                               128                367                107
Auditing fees                                                                              37                 39                 37
Basic maintenance expense (Note B)                                                         22                 22                 22
Custodian fees (Note B)                                                                    70                128                 60
Legal fees                                                                                 24                 53                 22
Shareholder reports                                                                        10                 55                 10
Stock exchange listing fees                                                                 5                 17                  4
Directors' fees and expenses                                                               31                 31                 31
Miscellaneous                                                                              44                 96                 39
===================================================================================================================================
Total expenses                                                                          1,234              3,364              1,045

Investment management fee waived (Note B)                                                (375)            (1,144)              (307)
===================================================================================================================================
Expenses reduced by custodian fee expense offset arrangement (Note B)                      (1)                (1)                (1)
===================================================================================================================================
Total net expenses                                                                        858              2,219                737
===================================================================================================================================
Net investment income                                                                   5,744             18,172              4,818
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                                    (70)              (757)              (420)
Change in net unrealized appreciation (depreciation) in value of:
       Investment securities (Note A)                                                   1,031              5,860              1,501
       ============================================================================================================================
Net gain (loss) on investments                                                            961              5,103              1,081
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
       Net investment income                                                             (551)            (1,773)              (457)
       ============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
  RESULTING FROM OPERATIONS                                                   $         6,154    $        21,502    $         5,442
===================================================================================================================================

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                                                                              ----------------------------------------
                                                                                                           PERIOD FROM
                                                                                                    SEPTEMBER 27, 2002
                                                                                            YEAR         (COMMENCEMENT
                                                                                           ENDED     OF OPERATIONS) TO
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                             OCTOBER 31,           OCTOBER 31,
(000'S OMITTED)                                                                             2003                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                  $            5,744    $               97
Net realized gain (loss) on investments                                                      (70)                   --
Change in net unrealized appreciation (depreciation) of investments                        1,031                    (3)
Distributions to preferred shareholders from:
Net investment income                                                                       (551)                   --
======================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                                6,154                    94
======================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                     (5,094)                   --
======================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                             --                   100
Net proceeds from issuance of common shares                                                   --                90,058
Net proceeds from underwriters' over-allotment option exercised                            2,644                 4,289
======================================================================================================================
Proceeds from reinvestment of dividends                                                       --                    --
Payments for preferred shares offering costs                                                (744)                   --
======================================================================================================================
Total net proceeds from capital share transactions                                         1,900                94,447
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    2,960                94,541
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                       94,541                    --
======================================================================================================================
End of period                                                                 $           97,501    $           94,541
======================================================================================================================
Accumulated undistributed net investment income at end of period              $              196    $               97
======================================================================================================================

                                                                                           INTERMEDIATE MUNICIPAL FUND
                                                                              ----------------------------------------
                                                                                                           PERIOD FROM
                                                                                                    SEPTEMBER 27, 2002
                                                                                            YEAR         (COMMENCEMENT
                                                                                           ENDED     OF OPERATIONS) TO
                                                                                     OCTOBER 31,           OCTOBER 31,
                                                                                            2003                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                  $           18,172    $              442
Net realized gain (loss) on investments                                                     (757)                   --
Change in net unrealized appreciation (depreciation) of investments                        5,860                  (276)
Distributions to preferred shareholders from:
Net investment income                                                                     (1,773)                   --
======================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                               21,502                   166
======================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                    (16,450)                   --
======================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                             --                   100
Net proceeds from issuance of common shares                                                   --               278,752
Net proceeds from underwriters' over-allotment option exercised                            2,501                14,295
======================================================================================================================
Proceeds from reinvestment of dividends                                                      337                    --
Payments for preferred shares offering costs                                              (2,132)                   --
======================================================================================================================
Total net proceeds from capital share transactions                                           706               293,147
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    5,758               293,313
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                      293,313                    --
======================================================================================================================
End of period                                                                 $          299,071    $          293,313
======================================================================================================================
Accumulated undistributed net investment income at end of period              $              391    $              442
======================================================================================================================

                                                                                  NEW YORK INTERMEDIATE MUNICIPAL FUND
                                                                              ----------------------------------------
                                                                                                           PERIOD FROM
                                                                                                    SEPTEMBER 27, 2002
                                                                                            YEAR         (COMMENCEMENT
                                                                                           ENDED     OF OPERATIONS) TO
                                                                                     OCTOBER 31,           OCTOBER 31,
                                                                                            2003                  2002
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                  $            4,818    $               87
Net realized gain (loss) on investments                                                     (420)                   --
Change in net unrealized appreciation (depreciation) of investments                        1,501                    41
Distributions to preferred shareholders from:
Net investment income                                                                       (457)                   --
======================================================================================================================
Net increase (decrease) in net assets applicable to common shareholders
  resulting from operations                                                                5,442                   128
======================================================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                                     (4,347)                   --
======================================================================================================================
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from initial capitalization (Note D)                                             --                   100
Net proceeds from issuance of common shares                                                   --                73,619
Net proceeds from underwriters' over-allotment option exercised                            3,074                 2,859
======================================================================================================================
Proceeds from reinvestment of dividends                                                       37                    --
Payments for preferred shares offering costs                                                (626)                   --
======================================================================================================================
Total net proceeds from capital share transactions                                         2,485                76,578
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                    3,580                76,706
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                                       76,706                    --
======================================================================================================================
End of period                                                                 $           80,286    $           76,706
======================================================================================================================
Accumulated undistributed net investment income at end of period              $              101    $               87
======================================================================================================================

NOTES TO FINANCIAL STATEMENTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

     NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund had no operations until September 27, 2002, other than matters relating to their organization and the sale on September 19, 2002 of 6,981 shares of common stock for $100,005 ($14.325 per share) from each Fund to Neuberger Berman, LLC ("Neuberger"), the Funds' sub-adviser. The Board of Directors of the Funds may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

4 FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-6. At October 31, 2003, the capital loss carryforwards for each Fund were as follows:

                               EXPIRING IN:
                                       2011
     CALIFORNIA             $        69,587
     INTERMEDIATE                   757,224
     NEW YORK                       420,475

     Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

     Subsequent to October 31, 2003, each Fund declared dividends to common shareholders from their net investment income payable December 15, 2003, to shareholders of record on November 28, 2003, with an ex-dividend date of November 25, 2003, as follows:

                         DIVIDEND PER SHARE
     CALIFORNIA             $       0.06250
     INTERMEDIATE                   0.06625
     NEW YORK                       0.06500

     The tax character of distributions paid during the periods ended October 31, 2003 and 2002 were as follows:

                                             DISTRIBUTIONS PAID FROM:
                                 TAX-EXEMPT INCOME               ORDINARY INCOME                         TOTAL
                               2003           2002           2003           2002           2003           2002
     CALIFORNIA        $  5,621,479   $         --   $     23,102   $         --   $  5,644,581   $         --
     INTERMEDIATE        18,151,315             --         71,380             --     18,222,695             --
     NEW YORK             4,789,367             --         14,100             --      4,803,467             --

     As of October 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                      UNDISTRIBUTED  UNDISTRIBUTED  UNDISTRIBUTED     UNREALIZED           LOSS
                         TAX-EXEMPT       ORDINARY      LONG-TERM   APPRECIATION  CARRYFORWARDS
                             INCOME         INCOME           GAIN (DEPRECIATION)  AND DEFERRALS          TOTAL
     CALIFORNIA        $    661,743   $         --   $         --   $  1,028,442   $    (69,587)  $  1,620,598
     INTERMEDIATE         1,887,690             --             --      5,584,224       (757,224)     6,714,690
     NEW YORK               498,658             --             --      1,542,214       (420,475)     1,620,397

     The difference between book basis and tax basis is attributable primarily to timing differences of dividend payments.

6 EXPENSE ALLOCATION: Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributed to a Fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

7 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

     FUND                 SERIES A SHARES   SERIES B SHARES
     CALIFORNIA                     1,500             1,500
     INTERMEDIATE                   4,000             4,000
     NEW YORK                       1,500             1,500

     On December 13, 2002, the Funds issued several series of AMPS, as follows:

     FUND                 SERIES A SHARES   SERIES B SHARES
     CALIFORNIA                     1,180             1,180
     INTERMEDIATE                   3,588             3,588
     NEW YORK                         965               965

     All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Dividends to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay dividends every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

     In the absence of a special rate period, dividend rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. Each Fund's AMPS Series A has approved a special rate period of 728 days for California and New York and 546 days for Intermediate. The effective dates and dividend rates for each Fund are as follows:

     FUND                   EFFECTIVE DATE     DIVIDEND RATE
     CALIFORNIA           October 23, 2003             1.70%
     INTERMEDIATE         October 24, 2003             1.65%
     NEW YORK             October 22, 2003             1.70%

     In the absence of a special rate period, dividend rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. Each Fund's AMPS Series B has approved a special rate period of 364 days. The effective dates and dividend rates for each Fund are as follows:

     FUND                   EFFECTIVE DATE     DIVIDEND RATE
     CALIFORNIA             March 12, 2003             1.15%
     INTERMEDIATE           March 14, 2003             1.20%
     NEW YORK               March 10, 2003            1.125%

     The Funds declared dividends to AMPS shareholders for the period November 1, 2003 to November 30, 2003, for each series of the AMPS as follows:

     FUND            SERIES A SHARES         SERIES B SHARES
     CALIFORNIA      $        41,798         $        28,269
     INTERMEDIATE            123,328                  89,688
     NEW YORK                 34,182                  22,622

     The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value.

     The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

     The holders of AMPS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law. The holders of AMPS, voting as a separate class, are entitled at all times to elect two Directors of each Fund, and to elect a majority of the Directors of a Fund if the Fund failed to pay dividends on preferred shares for two consecutive years.

8 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by management were approximately $261,029, $276,501, and $289,752 for California, Intermediate and New York, respectively. Offering costs for common stock paid by each Fund were charged as a reduction of common stock paid-in-capital at the completion of each Fund's offerings and amounted to $203,759, $620,459, and $167,159 for California, Intermediate, and New York, respectively.

     Additionally, offering costs of $154,612, $337,770, and $143,704 and sales loads of $590,000, $1,794,000, and $482,500 for AMPS for California, Intermediate, and New York, respectively, were charged as a reduction of common stock paid-in-capital for each Fund's AMPS shares offering.

9 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in California state and New York state municipal bonds, respectively. This policy makes those funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

     NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES:

     Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

     Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                  YEAR ENDED                              % OF AVERAGE
                  OCTOBER 31,                         DAILY MANAGED ASSETS
           --------------------------------------------------------------------
                  2003 - 2007                                   0.25
                     2008                                       0.20
                     2009                                       0.15
                     2010                                       0.10
                     2011                                       0.05

     Management has not agreed to waive any portion of its fees beyond October 31, 2011.

     For the year ended October 31, 2003, such waived fees amounted to $374,824, $1,144,348, and $306,706 for California, Intermediate, and New York, respectively.

     Each Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     On October 31, 2003, Management and Neuberger, a member firm of The New York Stock Exchange and sub-adviser to each Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly held company ("the Transaction"). Upon completion of the Transaction, each Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the shareholders of each Fund voted on September 23, 2003, to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction (see Report of Votes of Shareholders). Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

     Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $854, $810, and $808 for California, Intermediate, and New York, respectively.

     In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

     In order to satisfy ratings agency requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that it is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the AMPS. 'Discounted value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. Each Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

     NOTE C--SECURITIES TRANSACTIONS:

     During the year ended October 31, 2003, there were purchase and sale transactions (excluding short-term securities) as follows:

     (000'S OMITTED)            PURCHASES             SALES
     CALIFORNIA           $       113,376   $        12,149
     INTERMEDIATE                 298,937            43,379
     NEW YORK                      79,107            13,088

     NOTE D--CAPITAL:

     At October 31, 2003, the common shares outstanding and the common shares owned by Neuberger for each Fund were as follows:

                       COMMON SHARES          COMMON SHARES
                         OUTSTANDING     OWNED BY NEUBERGER
     CALIFORNIA            6,791,981                  6,981
     INTERMEDIATE         20,705,124                  6,981
     NEW YORK              5,574,550                  6,981

     Transactions in common shares of capital stock for the periods ended October 31, 2003 and October 31, 2002, were as follows:

                                      COMMON SHARES ISSUED IN CONNECTION WITH:

                                                            UNDERWRITERS' EXERCISE   REINVESTMENT OF      NET INCREASE IN
                        INITIAL        INITIAL PUBLIC         OF OVER-ALLOTMENT       DIVIDENDS AND        COMMON SHARES
                    CAPITALIZATION        OFFERING                 OPTION             DISTRIBUTIONS         OUTSTANDING
                   2003       2002   2003          2002       2003         2002      2003      2002       2003        2002
     CALIFORNIA       -      6,981      -     6,300,000    185,000      300,000         -         -    185,000    6,606,981
     INTERMEDIATE     -      6,981      -    19,500,000    175,000    1,000,000    23,143         -    198,143   20,506,981
     NEW YORK         -      6,981      -     5,150,000    215,000      200,000     2,569         -    217,569    5,356,981

FINANCIAL HIGHLIGHTS CALIFORNIA INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                      PERIOD FROM
                                                                                                 YEAR ENDED   SEPTEMBER 27, 2002^
                                                                                                OCTOBER 31,        TO OCTOBER 31,
                                                                                          -----------------   -------------------

                                                                                                       2003                  2002
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                         $           14.31     $           14.32
                                                                                          -----------------     -----------------

INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                            .85                   .02
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                                       .14                    --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME                                                                          (.08)                   --
                                                                                          -----------------     -----------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                      .91                   .02
                                                                                          -----------------     -----------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                             (.75)                   --
                                                                                          -----------------     -----------------

LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                --                  (.03)
ISSUANCE OF PREFERRED SHARES                                                                           (.11)                   --
                                                                                          -----------------     -----------------

TOTAL CAPITAL CHARGES                                                                                  (.11)                 (.03)
                                                                                          -----------------     -----------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                               $           14.36     $           14.31
                                                                                          -----------------     -----------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                  $           13.00     $           15.00
                                                                                          -----------------     -----------------

TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                           +6.02%                -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                              -8.44%                +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                 $            97.5     $            94.5
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                        $            59.0     $              --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                        .88%                  .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS##                         .88%                  .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        5.88%                 1.10%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                         .56%                   --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        5.32%                 1.10%*
PORTFOLIO TURNOVER RATE                                                                                   9%                    0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                               $          66,332     $              --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                      PERIOD FROM
                                                                                                 YEAR ENDED   SEPTEMBER 27, 2002^
                                                                                                OCTOBER 31,        TO OCTOBER 31,
                                                                                          -----------------   -------------------
                                                                                                       2003                  2002

COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                         $           14.30     $           14.32
                                                                                          -----------------     -----------------

INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                            .88                   .01
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                                       .25                    --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME                                                                          (.09)                   --
                                                                                          -----------------     -----------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                     1.04                   .01
                                                                                          -----------------     -----------------

LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                             (.80)                   --
                                                                                          -----------------     -----------------

LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                --                  (.03)
ISSUANCE OF PREFERRED SHARES                                                                           (.10)                   --
                                                                                          -----------------     -----------------
TOTAL CAPITAL CHARGES                                                                                  (.10)                 (.03)
                                                                                          -----------------     -----------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                               $           14.44     $           14.30
                                                                                          -----------------     -----------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                  $           13.33     $           15.00
                                                                                          -----------------     -----------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                           +6.88%                -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                              -5.94%                +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                 $           299.1     $           293.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                        $           179.4     $              --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                        .74%                  .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS##                         .74%                  .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        6.08%                 1.62%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                         .59%                   --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        5.49%                 1.62%*
PORTFOLIO TURNOVER RATE                                                                                  10%                    0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                               $          66,694     $              --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS NEW YORK INTERMEDIATE MUNICIPAL FUND

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                      PERIOD FROM
                                                                                                 YEAR ENDED   SEPTEMBER 27, 2002^
                                                                                                OCTOBER 31,        TO OCTOBER 31,
                                                                                          -----------------   -------------------
                                                                                                       2003                  2002

COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                         $           14.32     $           14.32
                                                                                          -----------------     -----------------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                                            .86                   .03
NET GAINS OR LOSSES ON SECURITIES
   (BOTH REALIZED AND UNREALIZED)                                                                       .19                    --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
   FROM NET INVESTMENT INCOME                                                                          (.08)                   --
                                                                                          -----------------     -----------------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                                      .97                   .03
                                                                                          -----------------     -----------------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS:
FROM NET INVESTMENT INCOME                                                                             (.78)                   --
                                                                                          -----------------     -----------------

LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                                --                  (.03)
ISSUANCE OF PREFERRED SHARES                                                                           (.11)                   --
                                                                                          -----------------     -----------------
TOTAL CAPITAL CHARGES                                                                                  (.11)                 (.03)
                                                                                          -----------------     -----------------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                               $           14.40     $           14.32
                                                                                          -----------------     -----------------
COMMON SHARE MARKET VALUE, END OF PERIOD                                                  $           13.27     $           15.00
                                                                                          -----------------     -----------------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                                           +6.36%                -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                                              -6.43%                +0.00%**
RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)                 $            80.3     $            76.7
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
   PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                        $            48.3     $              --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS#                        .92%                  .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS##                         .92%                  .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        6.02%                 1.22%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                         .57%                   --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED STOCK DIVIDENDS TO AVERAGE
   NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                        5.45%                 1.22%*
PORTFOLIO TURNOVER RATE                                                                                  11%                    0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                               $          66,617     $              --

See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS INTERMEDIATE MUNICIPAL CLOSED-END FUNDS

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. For each Fund, total return would have been lower if Management had not waived the investment management fee.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

## After waiver of investment management fee. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                 YEAR ENDED         PERIOD ENDED
                                                                OCTOBER 31,          OCTOBER 31,
                                                                       2003              2002(1)
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.                            1.26%                1.08%
INTERMEDIATE MUNICIPAL FUND INC.                                       1.13%                 .76%
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.                              1.31%                1.18%

(1)  Period from September 27, 2002 to October 31, 2002.

^    The date investment operations commenced.

*    Annualized.

**   Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of AMPS.

++ Expense ratios do not include the effect of dividend payments to AMPS. Income ratios include income earned on assets attributable to AMPS.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Neuberger Berman California Intermediate Municipal Fund Inc.
Neuberger Berman Intermediate Municipal Fund Inc.
Neuberger Berman New York Intermediate Municipal Fund Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc. (the "Funds") as of October 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for the year ended October 31, 2003, and for the period from September 27, 2002 (commencement of operations) to October 31, 2002 and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of Neuberger Berman California Intermediate Municipal Fund Inc., Neuberger Berman Intermediate Municipal Fund Inc., and Neuberger Berman New York Intermediate Municipal Fund Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for the year ended October 31, 2003 and for the period from September 27, 2002 (commencement of operations) to October 31, 2002, and their financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                         /s/ ERNST AND YOUNG LLP


Boston, Massachusetts
December 5, 2003

DIVIDEND REINVESTMENT PLAN (UNAUDITED)

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") pursuant to which all holders of common stock ("Common Stockholders") whose shares are registered in their own names will have all dividends and any capital gain distributions (referred to collectively in this section as "dividends") on their shares automatically reinvested in additional shares of common stock ("Common Shares") by The Bank of New York, as agent for the Common Stockholders ("Plan Agent"), unless such Common Stockholders elect to receive cash. An election to receive cash may be revoked or reinstated at a Common Stockholder's option. In the case of record Common Stockholders such as banks, brokers or other nominees that hold shares of common stock for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record Common Stockholder as representing the total amount registered in such Common Stockholder's name and held for the account of beneficial owners who participate in the Plan. Common Stockholders whose shares are held in the name of a bank, broker or other nominee should contact the nominee for details. Such stockholders may not be able to transfer their shares to another nominee and continue to participate in the Plan. All dividends to investors who elect not to participate in the Plan (or whose bank, broker or other nominee elects not to participate on the investor's behalf), will be paid in cash by check mailed, in the case of direct Common Stockholders, to the record holder by The Bank of New York, as the Fund's dividend disbursement agent.

Unless you (or your bank, broker or other nominee) elect not to participate in the Plan, the number of Common Shares you will receive as a result of a Fund dividend will be determined as follows:

     (1) If Common Shares are trading at or above their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Fund will issue new Common Shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date. Because Common Shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

     (2) If Common Shares are trading below their net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per Common Share paid by the Plan Agent may exceed the market price thereof on the payment date, resulting in the purchase of fewer Common Shares than if the dividend had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next dividend. Interest will not be paid on any uninvested cash payments.

If you own Common Shares directly, you may withdraw from the Plan at any time by giving written notice to the Plan Agent; please be sure to include your name and account number. You may also rejoin the Plan later. Contact the Plan Agent at the following address for information on how to do so: The Bank of New York,
ATTN: Stock Transfer Administration, 101 Barclay Street, 11-E, New York, New York 10286. If you wish, the Plan Agent will sell the Common Shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all stockholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information stockholders may need for tax records. The Plan Agent will also furnish each Common Stockholder with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive dividends in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares held for you under the Plan.

There is no brokerage charge for reinvestment of your dividends in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends are taxed in the same manner as cash dividends.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from your broker or by calling The Bank of New York at 1-800-524-4458.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

DIRECTORY

INVESTMENT MANAGER AND ADMINISTRATOR
Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
877.461.1899 or 212.476.8800

SUB-ADVISER
Neuberger Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

STOCK TRANSFER AGENT
Bank of New York
101 Barclay Street, 11-E
New York, NY 10286

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

DIRECTORS AND OFFICERS (UNAUDITED)


The following tables set forth information concerning the directors and officers of the Funds. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                 FUND COMPLEX
    NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY     OTHER DIRECTORSHIPS HELD OUTSIDE
    AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
                                                           CLASS I

INDEPENDENT FUND DIRECTORS*

Faith Colish (68)                Counsel, Carter Ledyard & Milburn LLP (law            37        Director, American Bar Retirement
Director                         firm) since October 2002; Formerly, Attorney                    Association (ABRA) since 1997
                                 at Law and President, Faith Colish, A                           (not-for-profit membership
                                 Professional Corporation, 1980 to 2002.                         association).

C. Anne Harvey (66)              Consultant, C.A. Harvey Associates, since             37        Member, Individual Investors
Director                         June 2001; Director, AARP, 1978 to December                     Advisory Committee to the New
                                 2000.                                                           York Stock Exchange Board of
                                                                                                 Directors, 1998 to June 2002;
                                                                                                 President, Board of Associates to
                                                                                                 The National Rehabilitation
                                                                                                 Hospital's Board of Directors,
                                                                                                 since 2002; Member, American
                                                                                                 Savings Education Council's
                                                                                                 Policy Board (ASEC), 1998-2000;
                                                                                                 Member, Executive Committee,
                                                                                                 Crime Prevention Coalition of
                                                                                                 America, 1997-2000.

Cornelius T. Ryan (71)           Founding General Partner, Oxford Partners and         37        Director, Capital Cash
Director                         Oxford Bioscience Partners (venture capital                     Management Trust (money market
                                 partnerships) and President, Oxford Venture                     fund), Naragansett Insured
                                 Corporation.                                                    Tax-Free Income Fund, Rocky
                                                                                                 Mountain Equity Fund, Prime Cash
                                                                                                 Fund, several private companies
                                                                                                 and QuadraMed Corporation
                                                                                                 (NASDAQ).

Peter P. Trapp (58)              Regional Manager for Atlanta Region, Ford             37
Director                         Motor Credit Company since August
                                 1997; prior thereto, President, Ford Life
                                 Insurance Company, April 1995 until August
                                 1997.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                 FUND COMPLEX
    NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY     OTHER DIRECTORSHIPS HELD OUTSIDE
    AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)           Executive Vice President, Neuberger Berman            37        Executive Vice President,
Chief Executive Officer,         since 1999; Principal, Neuberger Berman from                    Neuberger Berman Inc. (holding
Director and Chairman            1997 until 1999; Senior Vice President, NB                      company) since 1999 and Director
of the Board                     Management from 1996 until 1999.                                from October 1999 through March
                                                                                                 2003; President and Director, NB
                                                                                                 Management since 1999; Head of
                                                                                                 Neuberger Berman Inc.'s Mutual
                                                                                                 Funds and Institutional Business
                                                                                                 since 1999; Director and Vice
                                                                                                 President, Neuberger & Berman
                                                                                                 Agency, Inc. since 2000.

                                                           CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (73)                 Consultant. Formerly, Chairman and Chief              37        Independent Trustee or Director
Director                         Investment Officer, CDC Capital Management                      of three series of
                                 (registered investment adviser), 1993-January                   OppenheimerFunds: Limited Term
                                 1999; prior thereto, President and Chief                        New York Municipal Fund,
                                 Executive Officer, AMA Investment Advisors, an                  Rochester Fund Municipals, and
                                 affiliate of the American Medical Association.                  Oppenheimer Convertible
                                                                                                 Securities Fund, since 1992.

Barry Hirsch (70)                Attorney at Law. Senior Counsel, Loews                37
Director                         Corporation (diversified financial
                                 corporation) May 2002 until April  2003;
                                 prior thereto, Senior Vice President, Secretary
                                 and General Counsel, Loews Corporation.

John P. Rosenthal (70)           Senior Vice President of Burnham Securities           37        Director, 92nd Street Y (non-
Director                         Inc. (a registered broker-dealer) since                         profit) since 1967; Formerly,
                                 1991.                                                           Director, Cancer Treatment
                                                                                                 Holdings, Inc.

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                 FUND COMPLEX
    NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY     OTHER DIRECTORSHIPS HELD OUTSIDE
    AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (53)             General Partner, Seip Investments LP (a               37        Director, H&R Block, Inc.
Director                         private investment partnership); President                      (financial services company) since
                                 and CEO, Westaff, Inc. (temporary                               May 2001; Director, General Magic
                                 staffing), May 2001 to January 2002; Senior                     (voice recognition software) since
                                 Executive at the Charles Schwab                                 November 2001; Director, Forward
                                 Corporation from 1983 to 1999, including                        Management, Inc. (asset
                                 Chief Executive Officer, Charles Schwab                         management), since 2001; Director,
                                 Investment Management, Inc. and Trustee,                        E-Finance Corporation (credit
                                 Schwab Family of Funds and Schwab                               decisioning services) since 1999;
                                 Investments from 1997 to 1998 and                               Director, Save-Daily.com (micro
                                 Executive Vice President- Retail                                investing services) since 1999;
                                 Brokerage, Charles Schwab Investment                            Formerly, Director, Offroad Capital
                                 Management from 1994 to 1997.                                   Inc. (pre-public internet commerce
                                                                                                 company).


DIRECTOR WHO IS AN
"INTERESTED PERSON"

Jack L. Rivkin* (63)             Executive Vice President and Chief                    37        Director, Dale Carnegie and
President and Director           Investment Officer, Neuberger Berman since                      Associates, Inc.(private company)
                                 2002 and 2003, respectively; Director and                       since 1998; Director, Emagin
                                 Chairman, NB Management since December                          Corp. (public company) since
                                 2002; Executive Vice President, Citigroup                       1997; Director, Solbright, Inc.
                                 Investments, Inc. from September 1995 to                        (private company) since 1998;
                                 February 2002; Executive Vice President,                        Director, Infogate, Inc. (private
                                 Citigroup Inc. from September 1995 to                           company) since 1997.
                                 February 2002.

                                                           CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (70)            Consultant; Retired President and                     37
Director                         Director, Teachers Insurance & Annuity
                                 (TIAA) and College Retirement Equities
                                 Fund (CREF).

Robert A. Kavesh (76)            Marcus Nadler Professor of Finance and                37        Director, DEL Laboratories,
Director                         Economics Emeritus, New York University                         Inc.(cosmetics and
                                 Stern School of Business.                                       pharmaceuticals) since 1978; The
                                                                                                 Caring Community (not-for-profit).

Howard A. Mileaf (66)            Retired. Formerly, Vice President and                 37        Director, WHX Corporation
Director                         Special Counsel, WHX Corporation (holding                       (holding company) since August
                                 company) 1993-2001.                                             2002; Director, Webfinancial
                                                                                                 Corporation (holding company)
                                                                                                 since December 2002; Director,
                                                                                                 State Theatre of New Jersey
                                                                                                 (not-for-profit theater) since
                                                                                                 2000; Formerly, Director,
                                                                                                 Kevlin Corporation (manufacturer
                                                                                                 of microwave and other products).

                                                                                   NUMBER OF
                                                                                 PORTFOLIOS IN
                                                                                 FUND COMPLEX
    NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY     OTHER DIRECTORSHIPS HELD OUTSIDE
    AND POSITION WITH FUND              PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND DIRECTORS*

William E. Rulon (71)            Retired. Senior Vice President, Foodmaker,            37        Director, Pro-Kids Golf and
Director                         Inc. (operator and franchiser of                                Learning Academy (teach golf and
                                 restaurants) until January 1997.                                computer usage to "at risk"
                                                                                                 children) since 1998; Director,
                                                                                                 Prandium, Inc. (restaurants) from
                                                                                                 March 2001 until July 2002.

Candace L. Straight (56)         Private investor and consultant                       37        Director, Providence Washington
Director                         specializing in the insurance industry;                         (property and casualty insurance
                                 Advisory Director, Securitas Capital LLC                        company) since December 1998;
                                 (a global private equity investment firm                        Director, Summit Global Partners
                                 dedicated to making investments in the                          (insurance brokerage firm) since
                                 insurance sector).                                              October 2000.

DIRECTOR WHO IS AN
"INTERESTED PERSON"

Edward I. O'Brien* (75)          Member, Investment Policy Committee, Edward           37        Director, Legg Mason, Inc.
Director                         Jones, 1993-2001; President,Securities                          (financial services holding
                                 Industry Association ("SIA ") (securities                       company) since 1993; Director,
                                 industry's representative in government                         Boston Financial Group (real
                                 relations and regulatory matters at the                         estate and tax shelters)
                                 federal and state levels) 1974-1992; Adviser                    1993-1999.
                                 to SIA, November 1992- November 1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                                       POSITION AND
NAME, AGE, AND ADDRESS (1)                        LENGTH OF TIME SERVED (2)                     PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)                  Secretary since 2002                        Vice President-Mutual Fund Board Relations,
                                                                                     NB Management since 2000; Vice President,
                                                                                     Neuberger Berman since 2002 and employee
                                                                                     since 1999; Vice President, NB Management
                                                                                     from 1986 to 1999; Secretary, ten registered
                                                                                     investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator (four since 2002 and three
                                                                                     since 2003).

Robert Conti (47)                        Vice President since 2002                   Senior Vice President, Neuberger Berman
                                                                                     since 2003; Vice President, Neuberger Berman
                                                                                     from 1999 until 2003; Senior Vice President,
                                                                                     NB Management since 2000; Controller, NB
                                                                                     Management until 1996; Treasurer, NB
                                                                                     Management from 1996 until 1999; Vice
                                                                                     President, ten registered investment
                                                                                     companies for which NB Management acts as
                                                                                     investment manager and administrator (three
                                                                                     since 2000, four since 2002 and three since
                                                                                     2003).

Brian P. Gaffney (50)                    Vice President since 2002                   Managing Director, Neuberger Berman since
                                                                                     1999; Senior Vice President, NB Management
                                                                                     since 2000; Vice President, NB Management
                                                                                     from 1997 until 1999; Vice President, ten
                                                                                     registered investment companies for which
                                                                                     NB Management acts as investment manager
                                                                                     and administrator (three since 2000, four
                                                                                     since 2002 and three since 2003).

Sheila R. James (38)                     Assistant Secretary since 2002              Employee, Neuberger Berman since 1999;
                                                                                     Employee, NB Management from 1991 to
                                                                                     1999; Assistant Secretary, ten registered
                                                                                     investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator (seven since 2002 and three
                                                                                     since 2003).

Kevin Lyons (48)                         Assistant Secretary since 2003              Employee, Neuberger Berman since 1999;
                                                                                     Employee, NB Management from 1993 to
                                                                                     1999; Assistant Secretary, ten registered
                                                                                     investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator (since 2003).

                                                       POSITION AND
NAME, AGE, AND ADDRESS (1)                        LENGTH OF TIME SERVED (2)                     PRINCIPAL OCCUPATION(S)
------------------------------------------------------------------------------------------------------------------------------------
John M. McGovern (33)                    Assistant Treasurer since 2002              Employee, NB Management since 1993;
                                                                                     Assistant Treasurer, ten registered
                                                                                     investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator (seven since 2002 and three
                                                                                     since 2003).

Barbara Muinos (44)                      Treasurer and Principal Financial and       Vice President, Neuberger Berman since
                                         Accounting Officer since 2002               1999; Assistant Vice President, NB
                                                                                     Management from 1993 to 1999; Treasurer and
                                                                                     Principal Financial and Accounting Officer,
                                                                                     ten registered investment companies for which
                                                                                     NB Management acts as investment manager and
                                                                                     administrator (seven since 2002 and three
                                                                                     since 2003); Assistant Treasurer, three
                                                                                     registered investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator from 1996 until 2002.

Frederic B. Soule (57)                   Vice President since 2002                   Senior Vice President, Neuberger Berman
                                                                                     since 2003; Vice President, Neuberger Berman
                                                                                     from 1999 until 2003; Vice President, NB
                                                                                     Management from 1995 until 1999; Vice
                                                                                     President, ten registered investment
                                                                                     companies for which NB Management acts as
                                                                                     investment manager and administrator (three
                                                                                     since 2000,four since 2002 and three since
                                                                                     2003).

Trani Jo Wyman (34)                      Assistant Treasurer since 2002              Employee, NB Management since 1991;
                                                                                     Assistant Treasurer, ten registered
                                                                                     investment companies for which NB
                                                                                     Management acts as investment manager and
                                                                                     administrator (seven since 2002 and three
                                                                                     since 2003).

----------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

REPORT OF VOTES OF SHAREHOLDERS (UNAUDITED)

Special meetings of shareholders of the Neuberger Berman Intermediate Municipal Closed-End Funds were held on September 23, 2003. Upon completion of the acquisition of Neuberger Berman Inc. by Lehman Brothers Holdings Inc. (the "Transaction"), the management agreement between each Fund and NB Management, and the sub-advisory agreement between NB Management and Neuberger Berman LLC with respect to each Fund, automatically terminated. To provide for continuity of management, the shareholders of each Fund voted on the following matters, which became effective upon completion of the Transaction on October 31, 2003:

PROPOSAL 1--TO APPROVE A NEW MANAGEMENT AGREEMENT BETWEEN EACH FUND AND NB MANAGEMENT

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS          VOTES FOR    VOTES AGAINST     ABSTENTIONS*
California                                                    4,761,341.423       44,477.000       72,457.000
Intermediate                                                 13,336,082.586      188,210.688      193,261.000
New York                                                      3,819,821.296       66,494.000       50,546.000

PROPOSAL 2--TO APPROVE A NEW SUB-ADVISORY AGREEMENT BETWEEN NB MANAGEMENT AND NEUBERGER BERMAN LLC WITH RESPECT TO EACH FUND

NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS          VOTES FOR    VOTES AGAINST     ABSTENTIONS*
California                                                    4,750,710.423        44,477.00       83,088.000
Intermediate                                                 13,338,082.586      183,034.688      196,437.000
New York                                                      3,821,707.296       67,544.000       47,610.000

* Abstentions were counted as shares that were present and entitled to vote for purposes of determining a quorum and had a negative effect on the proposals.

                                                [NEUBERGER BERMAN LOGO]
                                                A LEHMAN BROTHERS COMPANY

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
                                                INTERNAL SALES & Services
                                                877.461.1899

                                                www.nb.com


                                                [RECYCLE LOGO] C0453 12/03

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds.

ITEM 2. CODE OF ETHICS

At a meeting on September 10, 2003, the Board of Directors ("Board") of Neuberger Berman New York Intermediate Municipal Fund Inc. ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 10(a)(1) to this Form N-CSR.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Walter G. Ehlers. Mr. Cannon and Mr. Ehlers are both independent directors as defined by Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

The Board has established an Audit Committee to oversee particular aspects of the Registrant's management. The Audit Committee's purposes are (a) to oversee the accounting and financial reporting processes of the Registrant and their internal controls and, as the Committee deems appropriate, to inquire into the internal controls of certain service providers; (b) to oversee the quality and objectivity of the Registrant's financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Registrant's compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal controls and independent audits; (d) to approve prior to appointment the engagement of the Registrant's independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Registrant's independent auditors; and (e) to act as a liaison between the Registrant's independent auditors and the full Board. The Audit Committee is composed entirely of Independent Fund Directors; its members are John Cannon, Walter G. Ehlers, Cornelius T. Ryan (Chairman), Tom D. Seip (appointed 12/10/03) and Peter
P. Trapp.


ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Board has delegated to Neuberger Berman, LLC ("Neuberger Berman") the responsibility to vote proxies related to the securities held in the Fund's portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its stockholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Fund. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.




ITEM 8. [RESERVED]



ITEM 9. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)   A copy of the Code of Ethics is filed as Exhibit 10(a)(1).

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.



By:  /s/ Peter E. Sundman
    --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: December 31, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
    --------------------------
      Peter E. Sundman
      Chief Executive Officer

Date:  December 31, 2003



By:  /s/ Barbara Muinos
    ---------------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: January 8, 2004